Schedule of administrative and other expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Telephone and internet	$ (11,399)	$ (3,805)	$ (1,451)
Bank charges	(15,919)	(4,347)	(5,166)
Insurance	(267,470)	(635)
Rent — short-term and low-value leases (Note 24)	(422,683)	(248,800)
Subscriptions and memberships	(97,080)	(9,795)	(17,228)
Commission and brokerage	(18,286)
Travel	(179,919)	(54,116)	(43,246)
Advertising and marketing	(61,382)
Statutory and regulatory fees	(539,845)	(980)	(1,616)
Information technology	(1,204)
Filing expenses	(10,090)
Other expenses	(1,946,694)	(403,397)	(199,600)
Administrative and other expenses	$ (3,571,971)	$ (725,875)	$ (268,307)